Segment information and revenue from contracts with customers - Contract balances (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment information and revenue from contracts with customers
Trade receivables (note 15)	€ 25,656	€ 12,709
Contract assets (note 15)	3,543	3,884
Contract liabilities (note 19.2)	€ 4,479	€ 3,748